CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income (loss)	$ (23,746)	$ (625)	$ (7,189)
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	17,095	10,341	7,874
Deferred taxes	(721)	(694)	(414)
Share-based compensation expenses	11,074	9,535	6,919
Share in losses of associated company	143	81
Foreign currency re-measurement	(576)	(521)	2,538
Changes in operating assets and liabilities, net of effects of businesses acquired:
Other current assets	3,627	(1,278)	(3,216)
Trade payables	2,865	6,817	1,529
Deferred revenue	417	(1,873)	(678)
Accounts receivables	(3,869)	1,197	(2,203)
CA extended to customers	(266,149)	(171,105)	(22,639)
CA collected from customers	259,790	128,125	5,883
Other payables	15,416	12,030	4,315
Other long-term liabilities	(2,572)	1,750	1,256
Other assets	(3,268)	(8,092)	37
Net cash provided by (used in) operating activities	9,526	(14,312)	(5,988)
Cash Flows from Investing Activities
Purchase of property, equipment and software	(4,992)	(9,149)	(4,538)
Capitalization of internal use software	(9,045)	(8,140)	(6,325)
Change in severance pay fund	378	(40)	(197)
Customer funds in transit	(37,713)	3,249	(369)
Investments in associated company		(6,501)
Acquisition, net of cash acquired	(15,482)
Net cash used in investing activities	(66,854)	(20,581)	(11,429)
Cash Flows from Financing Activities
Exercise of options	849	1,044	818
Issuance of redeemable preferred stock and warrants, net	32,646
Outstanding operating balances	1,659,944	292,699	552,806
Repayment or proceeds from long-term debt, net	(19,975)	60,000
Net cash provided by financing activities	1,673,464	353,743	553,624
Effect of exchange rate changes on cash and cash equivalents	636	521	(2,538)
Net change in cash, cash equivalents, restricted cash and customer funds	1,616,772	319,371	533,669
Cash, cash equivalents, restricted cash and customer funds at beginning of the period	1,796,517	1,477,146	943,477
Cash, cash equivalents, restricted cash and customer funds at end of the period	3,413,289	1,796,517	1,477,146
Supplemental schedule about acquisition
Cash paid for taxes, net of refunds	5,713	1,937	3,332
Cash interest received	5,455	15,867	7,061
Cash interest paid	1,887	311
Supplemental schedule of noncash investing activities:
Property, equipment, and software acquired but not paid	534	444	17
Internal use software capitalized but not paid	$ 988	$ 1,149	$ 877